Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24(a)	$1,114	$1,208,779
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	1,427	1,534,139
WPP Finance 2010, 3.75%, 09/19/24(a)	1,364	1,460,899

		4,203,817

Aerospace & Defense — 1.2%
Boeing Co. (The)
2.80%, 03/01/24 (Call 02/01/24)	1,364	1,399,191
2.85%, 10/30/24 (Call 07/30/24)(a)	1,111	1,145,041
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)(a)	1,234	1,275,574
L3Harris Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)(b)	526	565,092
Raytheon Co., 3.15%, 12/15/24 (Call 09/15/24)	640	683,654
Rockwell Collins Inc., 3.20%, 03/15/24 (Call 01/15/24)	2,017	2,126,846
United Technologies Corp., 2.80%, 05/04/24 (Call 03/04/24)	2,410	2,509,798

		9,705,196

Agriculture — 1.8%
Altria Group Inc.
3.80%, 02/14/24 (Call 01/14/24)	808	860,197
4.00%, 01/31/24(a)	3,120	3,350,412
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	942	962,828
3.22%, 08/15/24 (Call 06/15/24)	4,221	4,388,785
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)	1,557	1,656,757
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)	1,772	1,846,264
3.25%, 11/10/24	1,932	2,051,513

		15,116,756

Airlines — 0.3%
Continental Airlines Inc. Pass Through Trust
Series 2012-1, Class A, 4.15%, 10/11/25	340	361,632
Series 2012-2, Class A, 4.00%, 04/29/26	605	645,741
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)(a)	1,388	1,401,713
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24	24	25,169

		2,434,255

Auto Manufacturers — 2.8%
American Honda Finance Corp.
2.15%, 09/10/24(a)	1,065	1,080,155
2.40%, 06/27/24	1,161	1,189,642
2.90%, 02/16/24	1,878	1,956,501
3.55%, 01/12/24	1,464	1,561,912
Ford Motor Credit Co. LLC
3.66%, 09/08/24	1,633	1,657,413
3.81%, 01/09/24 (Call 11/09/23)	985	1,008,512
4.06%, 11/01/24 (Call 10/01/24)	1,482	1,529,009
5.58%, 03/18/24 (Call 02/18/24)	2,593	2,818,773
General Motors Financial Co. Inc.
3.50%, 11/07/24 (Call 09/07/24)	848	883,726
3.95%, 04/13/24 (Call 02/13/24)	2,728	2,877,467
5.10%, 01/17/24 (Call 12/17/23)	3,024	3,315,816
PACCAR Financial Corp., 2.15%, 08/15/24	542	548,943
Toyota Motor Corp., 2.36%, 07/02/24(a)	253	259,750
Toyota Motor Credit Corp.
2.00%, 10/07/24	60	60,728
2.90%, 04/17/24	1,847	1,934,197

Security	Par (000)	Value

Auto Manufacturers (continued)
3.35%, 01/08/24(a)	$899	$954,882

		23,637,426

Auto Parts & Equipment — 0.3%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	980	1,051,893
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	1,162	1,244,200

		2,296,093

Banks — 22.3%
Banco Santander SA, 2.71%, 06/27/24	2,759	2,832,555
Bank of America Corp.
4.00%, 04/01/24	5,556	6,017,870
4.13%, 01/22/24(a)	3,489	3,789,508
4.20%, 08/26/24	6,496	7,062,451
Bank of Montreal
2.50%, 06/28/24	1,117	1,147,215
Series E, 3.30%, 02/05/24	3,955	4,172,565
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24	1,316	1,332,937
3.25%, 09/11/24 (Call 08/11/24)(a)	868	923,118
3.40%, 05/15/24 (Call 04/15/24)(a)	856	913,737
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	1,707	1,830,399
Bank of Nova Scotia (The), 3.40%, 02/11/24	2,893	3,063,832
Barclays PLC, 4.34%, 05/16/24 (Call 05/16/23)(c)	100	106,385
BBVA USA, 2.50%, 08/27/24 (Call 07/27/24)	1,690	1,703,943
BNP Paribas SA, 4.25%, 10/15/24	1,886	2,044,952
BPCE SA, 4.00%, 04/15/24	2,602	2,817,472
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24	2,244	2,350,298
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	4,057	4,339,692
Citigroup Inc.
3.75%, 06/16/24(a)	1,622	1,741,963
4.00%, 08/05/24	1,161	1,255,354
Comerica Bank, 2.50%, 07/23/24	1,325	1,360,947
Credit Suisse AG/New York NY, 3.63%, 09/09/24	5,280	5,660,318
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	2,230	2,312,175
Deutsche Bank AG/New York NY, 3.70%, 05/30/24(a)	710	733,132
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	1,257	1,271,732
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	3,019	3,215,839
4.30%, 01/16/24 (Call 12/16/23)	1,340	1,452,614
Goldman Sachs Group Inc. (The)
3.63%, 02/20/24 (Call 01/20/24)	2,832	3,010,586
3.85%, 07/08/24 (Call 04/08/24)	4,389	4,704,657
4.00%, 03/03/24	5,596	6,041,554
HSBC Holdings PLC, 4.25%, 03/14/24(a)	3,288	3,534,337
HSBC USA Inc., 3.50%, 06/23/24(a)	2,115	2,266,561
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	1,290	1,326,468
ING Groep NV, 3.55%, 04/09/24	1,372	1,454,759
Intesa Sanpaolo SpA, 5.25%, 01/12/24	750	820,380
JPMorgan Chase & Co.
3.63%, 05/13/24(a)	3,776	4,047,645
3.88%, 02/01/24	2,929	3,154,328
3.88%, 09/10/24	5,148	5,566,635
Lloyds Banking Group PLC
3.90%, 03/12/24	638	682,354
4.50%, 11/04/24	2,770	3,009,328
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24	1,926	1,992,620
3.41%, 03/07/24	3,046	3,215,693

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
3.70%, 10/23/24	$5,096	$5,491,348
Series F, 3.88%, 04/29/24	5,894	6,350,372
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	474	496,491
PNC Bank N.A., 3.30%, 10/30/24 (Call 09/30/24)	565	602,030
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	382	389,334
3.50%, 01/23/24 (Call 12/24/23)	1,791	1,908,472
3.90%, 04/29/24 (Call 03/29/24)	1,953	2,104,846
Royal Bank of Canada
2.25%, 11/01/24(a)	1,726	1,759,139
2.55%, 07/16/24(a)	2,671	2,752,492
Royal Bank of Scotland Group PLC
4.52%, 06/25/24 (Call 06/25/23)(c)	25	26,818
5.13%, 05/28/24	4,227	4,646,995
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)(a)	2,096	2,184,912
Santander UK Group Holdings PLC
3.37%, 01/05/24 (Call 01/05/23)(c)	50	51,638
4.80%, 11/15/24 (Call 11/15/23)(c)	50	54,468
Santander UK PLC
2.88%, 06/18/24(a)	367	380,322
4.00%, 03/13/24	3,503	3,778,091
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	375	398,040
3.95%, 01/10/24	750	805,988
Sumitomo Mitsui Financial Group Inc.
2.45%, 09/27/24	1,818	1,850,469
2.70%, 07/16/24	3,406	3,502,049
Toronto-Dominion Bank (The)
2.65%, 06/12/24	3,204	3,322,067
3.25%, 03/11/24	2,415	2,557,702
Truist Bank
2.15%, 12/06/24 (Call 11/06/24)	1,350	1,366,983
3.20%, 04/01/24 (Call 03/01/24)	1,165	1,225,650
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	1,434	1,472,374
2.85%, 10/26/24 (Call 09/26/24)	3,044	3,178,941
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)	1,318	1,353,309
3.38%, 02/05/24 (Call 01/05/24)(a)	2,462	2,615,777
3.60%, 09/11/24 (Call 08/11/24)(a)	2,251	2,422,864
3.70%, 01/30/24 (Call 12/29/23)	1,413	1,517,265
Wells Fargo & Co.
3.30%, 09/09/24(a)	5,132	5,444,487
3.75%, 01/24/24 (Call 12/24/23)	4,974	5,313,774
4.48%, 01/16/24(a)	1,331	1,452,094
Westpac Banking Corp., 3.30%, 02/26/24	2,485	2,625,303

		185,683,812

Beverages — 0.9%
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	1,613	1,732,798
Anheuser-Busch InBev Worldwide Inc., 3.50%, 01/12/24 (Call 12/12/23)	456	485,781
Coca-Cola Co. (The), 1.75%, 09/06/24	1,157	1,167,147
Constellation Brands Inc., 4.75%, 11/15/24	1,227	1,375,099
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)	279	282,655
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)(a)	2,680	2,881,911

		7,925,391

Security	Par (000)	Value

Biotechnology — 0.9%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	$2,816	$3,014,641
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)	3,963	4,241,638

		7,256,279

Building Materials — 0.1%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(d)	240	254,424
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	500	539,175

		793,599

Chemicals — 2.1%
Air Products & Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	428	456,599
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	220	235,649
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	1,098	1,192,296
Braskem Finance Ltd., 6.45%, 02/03/24	1,255	1,396,100
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	1,755	1,834,116
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	843	883,236
3.50%, 10/01/24 (Call 07/01/24)(a)	2,352	2,501,235
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	412	439,888
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	1,952	2,231,663
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	533	555,631
Nutrien Ltd., 3.63%, 03/15/24 (Call 12/15/23)	1,014	1,073,552
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)	775	792,011
SASOL Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	2,043	2,190,729
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)(a)	1,467	1,536,976

		17,319,681

Commercial Services — 0.6%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)	211	216,458
IHS Markit Ltd., 3.63%, 05/01/24 (Call 04/01/24)	1,355	1,429,173
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	807	893,543
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)	2,560	2,610,355

		5,149,529

Computers — 3.4%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	1,233	1,240,521
2.85%, 05/11/24 (Call 03/11/24)	3,629	3,794,519
3.00%, 02/09/24 (Call 12/09/23)	3,240	3,398,760
3.45%, 05/06/24	4,411	4,734,194
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)(b)	1,908	2,033,146
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)(a)	1,219	1,304,415
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)(a)	303	311,517
International Business Machines Corp.
3.00%, 05/15/24(a)	4,244	4,454,884
3.63%, 02/12/24(a)	4,467	4,790,679
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	836	877,666
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)	1,104	1,179,790

		28,120,091

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co., 3.25%, 03/15/24	770	823,276
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	446	452,061

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	$917	$948,435
3.25%, 03/07/24 (Call 02/07/24)	919	973,001

		3,196,773

Diversified Financial Services — 5.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	1,512	1,543,238
4.88%, 01/16/24 (Call 12/16/23)	1,126	1,233,578
Air Lease Corp.
4.25%, 02/01/24 (Call 01/01/24)(a)	906	976,994
4.25%, 09/15/24 (Call 06/15/24)	1,199	1,298,865
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)(a)	1,115	1,182,825
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	2,272	2,401,913
5.13%, 09/30/24	1,233	1,373,821
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)(a)	2,014	2,063,726
3.00%, 10/30/24 (Call 09/29/24)(a)	3,822	4,012,068
3.40%, 02/22/24 (Call 01/22/24)	2,384	2,523,059
3.63%, 12/05/24 (Call 11/04/24)	1,350	1,457,230
Ameriprise Financial Inc., 3.70%, 10/15/24	1,157	1,254,489
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	292	297,948
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	1,466	1,581,081
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	2,818	2,970,397
3.75%, 04/24/24 (Call 03/24/24)	2,186	2,334,845
3.90%, 01/29/24 (Call 12/29/23)	2,346	2,511,229
Charles Schwab Corp. (The), 3.55%, 02/01/24 (Call 01/01/24)(a)	1,105	1,180,737
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	1,351	1,453,203
Invesco Finance PLC, 4.00%, 01/30/24(a)	973	1,048,962
Mastercard Inc., 3.38%, 04/01/24	2,341	2,513,298
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	1,384	1,505,460
ORIX Corp.
3.25%, 12/04/24	685	724,846
4.05%, 01/16/24	1,182	1,274,314
Stifel Financial Corp., 4.25%, 07/18/24(a)	733	796,141
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)(a)	2,709	2,905,429
4.38%, 03/19/24 (Call 02/19/24)	1,061	1,140,448
TD Ameritrade Holding Corp., 3.75%, 04/01/24 (Call 03/01/24)	1,100	1,180,850

		46,740,994

Electric — 4.3%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	912	929,200
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	1,899	1,984,094
CenterPoint Energy Inc.
2.50%, 09/01/24 (Call 08/01/24)	495	504,068
3.85%, 02/01/24 (Call 01/01/24)	2,005	2,140,217
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	50	57,850
Dominion Energy Inc., 3.07%, 08/15/24(d)	1,525	1,585,558
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	1,087	1,162,949
DTE Energy Co.
Series C, 2.53%, 10/01/24	347	353,839
Series C, 3.50%, 06/01/24 (Call 03/01/24)	1,689	1,778,939
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)	2,688	2,876,859
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	498	520,684
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	355	375,523
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	665	712,587

Security	Par (000)	Value

Electric (continued)
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	$388	$451,007
Entergy Louisiana LLC, 5.40%, 11/01/24	565	655,118
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	1,600	1,625,728
Eversource Energy, Series L, 2.90%, 10/01/24 (Call 08/01/24)	713	739,217
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	1,129	1,193,466
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)	942	953,304
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	863	911,785
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	324	339,319
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	1,000	1,061,560
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	1,663	1,785,330
National Rural Utilities Cooperative Finance Corp., 2.95%, 02/07/24 (Call 12/07/23)	503	525,177
NextEra Energy Capital Holdings Inc., 3.15%, 04/01/24 (Call 03/01/24)	1,617	1,697,349
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	818	848,332
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)	250	266,670
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	848	901,356
PPL Capital Funding Inc., 3.95%, 03/15/24 (Call 12/15/23)	1,081	1,151,719
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	2,074	2,146,486
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	1,866	1,977,624
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	509	540,752
Virginia Electric & Power Co., 3.45%, 02/15/24 (Call 11/15/23)	530	560,173
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	245	249,163

		35,563,002

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)(a)	1,057	1,106,827
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)(a)	565	592,646
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	1,352	1,405,593
Honeywell International Inc., 2.30%, 08/15/24 (Call 07/15/24)	995	1,020,193
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	650	718,224
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)(a)	774	787,034
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	846	926,370
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	128	135,825

		6,692,712

Engineering & Construction — 0.1%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(a)	1,132	1,163,424

Environmental Control — 0.3%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)(a)	769	787,810
Waste Management Inc.
2.95%, 06/15/24 (Call 05/15/24)(a)	1,417	1,482,253
3.50%, 05/15/24 (Call 02/15/24)	605	644,458

		2,914,521

Food — 1.1%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	1,613	1,757,767
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)	1,370	1,457,173
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)	250	254,198
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)(a)	1,362	1,465,784
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	1,578	1,656,947
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)(a)	2,573	2,784,887

		9,376,756

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	$320	$339,830
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	440	480,766
Georgia-Pacific LLC, 8.00%, 01/15/24	1,034	1,268,005
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	1,372	1,461,578

		3,550,179

Gas — 0.2%
Dominion Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)(a)	488	519,466
Series A, 2.50%, 11/15/24 (Call 10/15/24)	546	554,349
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)(a)	699	738,724

		1,812,539

Health Care – Products — 1.2%
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	2,540	2,685,263
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	1,342	1,363,512
Medtronic Inc., 3.63%, 03/15/24 (Call 12/15/23)	1,125	1,204,267
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)(a)	1,595	1,691,115
Thermo Fisher Scientific Inc., 4.15%, 02/01/24 (Call 11/01/23)	2,601	2,819,432

		9,763,589

Health Care – Services — 2.1%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	1,523	1,618,355
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)	975	1,031,413
3.50%, 08/15/24 (Call 05/15/24)	2,460	2,609,297
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	84	86,726
HCA Inc., 5.00%, 03/15/24	3,567	3,948,063
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	1,260	1,356,743
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)(a)	900	908,280
3.25%, 09/01/24 (Call 07/01/24)	1,681	1,766,731
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	438	475,046
UnitedHealth Group Inc.
2.38%, 08/15/24	1,364	1,395,290
3.50%, 02/15/24(a)	2,317	2,470,733

		17,666,677

Holding Companies – Diversified — 0.4%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)	1,597	1,687,598
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	638	671,591
Main Street Capital Corp., 5.20%, 05/01/24	25	27,041
Owl Rock Capital Corp., 5.25%, 04/15/24 (Call 03/15/24)(a)	372	402,340
TPG Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)(a)	230	237,351

		3,025,921

Home Builders — 0.1%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	505	514,403

Home Furnishings — 0.2%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	325	344,429
Whirlpool Corp., 4.00%, 03/01/24(a)	905	970,585

		1,315,014

Household Products & Wares — 0.1%
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	796	856,838

Insurance — 2.6%
Aflac Inc., 3.63%, 11/15/24	1,636	1,772,066
American International Group Inc., 4.13%, 02/15/24(a)	2,500	2,711,750
Aon PLC, 3.50%, 06/14/24 (Call 03/01/24)	1,090	1,153,601

Security	Par (000)	Value

Insurance (continued)
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	$895	$1,000,377
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	1,232	1,339,788
Chubb INA Holdings Inc., 3.35%, 05/15/24	680	724,309
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	837	901,131
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	2,533	2,683,941
3.88%, 03/15/24 (Call 02/15/24)	1,447	1,558,969
MetLife Inc., 3.60%, 04/10/24	2,279	2,450,381
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	437	487,286
Prudential Financial Inc., 3.50%, 05/15/24	1,757	1,888,494
Unum Group, 4.00%, 03/15/24	600	642,396
Voya Financial Inc., 3.13%, 07/15/24 (Call 05/15/24)	259	271,189
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	1,895	2,009,268

		21,594,946

Internet — 2.3%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	3,752	4,001,320
Alphabet Inc., 3.38%, 02/25/24	2,351	2,521,165
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)	4,672	4,897,003
3.80%, 12/05/24 (Call 09/05/24)	2,466	2,699,432
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)	1,224	1,325,286
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)(a)	1,398	1,479,350
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	1,352	1,462,364
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	835	866,388

		19,252,308

Iron & Steel — 0.3%
ArcelorMittal SA, 3.60%, 07/16/24	1,569	1,625,437
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	706	722,753
5.50%, 10/01/24 (Call 10/01/20)	80	82,475

		2,430,665

Lodging — 0.4%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	2,393	2,470,916
Marriott International Inc./MD, 3.60%, 04/15/24 (Call 03/15/24)(a)	911	969,395

		3,440,311

Machinery — 1.6%
Caterpillar Financial Services Corp.
2.15%, 11/08/24	940	954,814
2.85%, 05/17/24	389	406,380
3.25%, 12/01/24	2,211	2,357,479
3.30%, 06/09/24	489	519,328
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	2,758	2,937,711
CNH Industrial Capital LLC, 4.20%, 01/15/24	518	557,606
John Deere Capital Corp.
2.60%, 03/07/24	751	776,376
2.65%, 06/24/24	1,810	1,878,798
3.35%, 06/12/24	815	869,768
3.45%, 01/10/24	264	280,944
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)	1,359	1,471,213

		13,010,417

Manufacturing — 1.3%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)(a)	893	944,598
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	953	1,005,911
General Electric Co.
3.38%, 03/11/24	1,531	1,609,954
3.45%, 05/15/24 (Call 02/13/24)(a)	1,652	1,739,126

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	$1,211	$1,296,048
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)(a)	1,540	1,638,421
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	521	539,376
3.30%, 11/21/24 (Call 08/21/24)	1,269	1,346,130
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)(a)	866	937,159

		11,056,723

Media — 2.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	2,045	2,221,729
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	2,371	2,484,097
3.60%, 03/01/24	2,779	2,982,506
3.70%, 04/15/24 (Call 03/15/24)	4,252	4,575,024
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)	1,014	1,079,626
3.90%, 11/15/24 (Call 08/15/24)	810	871,625
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)(b)	2,948	3,173,905
ViacomCBS Inc.
3.70%, 08/15/24 (Call 05/15/24)	1,593	1,702,471
3.88%, 04/01/24 (Call 01/01/24)(a)	1,030	1,103,305
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,404	1,409,504
3.70%, 09/15/24 (Call 06/15/24)	1,799	1,951,483

		23,555,275

Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	438	464,057

Mining — 0.1%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	1,142	1,280,136

Oil & Gas — 5.1%
BP Capital Markets America Inc.
3.22%, 04/14/24 (Call 02/14/24)	1,920	2,023,469
3.79%, 02/06/24 (Call 01/06/24)	869	932,376
BP Capital Markets PLC
3.54%, 11/04/24	2,614	2,813,867
3.81%, 02/10/24	2,931	3,152,525
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)	1,204	1,283,235
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)	2,548	2,666,482
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	1,939	2,056,542
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)	185	197,465
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	2,074	2,160,154
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	1,259	1,279,761
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(a)	815	828,464
3.18%, 03/15/24 (Call 12/15/23)	1,988	2,102,231
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	731	761,958
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)(a)	1,330	1,418,498
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	1,889	2,002,113
Newfield Exploration Co., 5.63%, 07/01/24	1,553	1,714,605
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	1,164	1,242,803
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)	4,359	4,452,195
6.95%, 07/01/24	1,843	2,190,424

Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV, 2.00%, 11/07/24 (Call 10/07/24)	$1,435	$1,447,255
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	1,547	1,653,356
Total Capital International SA
3.70%, 01/15/24	1,638	1,758,246
3.75%, 04/10/24	2,188	2,358,445

		42,496,469

Packaging & Containers — 0.3%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	1,189	1,264,038
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	1,250	1,297,150

		2,561,188

Pharmaceuticals — 5.5%
AbbVie Inc., 2.60%, 11/21/24 (Call 10/21/24)(b)	4,686	4,792,934
Allergan Funding SCS, 3.85%, 06/15/24 (Call 03/15/24)	1,935	2,062,652
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	1,409	1,482,663
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	3,380	3,562,216
3.73%, 12/15/24 (Call 09/15/24)	2,549	2,736,504
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)(b)	5,295	5,536,876
3.63%, 05/15/24 (Call 02/15/24)(b)	1,620	1,731,893
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,646	1,707,231
3.50%, 11/15/24 (Call 08/15/24)	982	1,039,074
Cigna Corp., 3.50%, 06/15/24 (Call 03/17/24)(b)	2,353	2,484,486
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	791	810,316
3.38%, 08/12/24 (Call 05/12/24)	1,794	1,891,163
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	1,611	1,693,064
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)(a)	2,191	2,333,766
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)	895	940,806
Novartis Capital Corp., 3.40%, 05/06/24(a)	5,131	5,495,609
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	1,140	1,200,067
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)	1,606	1,687,665
3.40%, 05/15/24(a)	1,917	2,050,442
Wyeth LLC, 6.45%, 02/01/24	719	848,384

		46,087,811

Pipelines — 4.3%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	1,736	1,894,462
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	1,620	1,876,495
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	1,429	1,469,812
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	1,565	1,652,843
Energy Transfer Operating LP
4.50%, 04/15/24 (Call 03/15/24)	1,498	1,611,998
4.90%, 02/01/24 (Call 11/01/23)	1,630	1,766,708
5.88%, 01/15/24 (Call 10/15/23)	635	709,517
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	1,706	1,828,013
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	1,055	1,007,451
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)(a)	1,071	1,147,437
4.25%, 09/01/24 (Call 06/01/24)	1,093	1,185,063
4.30%, 05/01/24 (Call 02/01/24)	1,366	1,477,753

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	$2,595	$2,857,251
6.38%, 05/01/24 (Call 05/01/20)(b)	381	397,292
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)(a)	843	862,086
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	837	847,747
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	2,045	2,128,293
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	2,541	2,860,683
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	1,386	1,523,699
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24 (Call 01/01/24)	1,268	1,349,342
Williams Companies Inc. (The)
4.30%, 03/04/24 (Call 12/04/23)	3,373	3,634,273
4.55%, 06/24/24 (Call 03/24/24)	1,399	1,527,386

		35,615,604

Real Estate Investment Trusts — 5.0%
Alexandria Real Estate Equities Inc., 4.00%, 01/15/24 (Call 12/15/23)	1,413	1,523,143
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	655	709,620
American Tower Corp.
3.38%, 05/15/24 (Call 04/15/24)	1,310	1,377,779
5.00%, 02/15/24(a)	2,484	2,766,307
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)(a)	662	711,518
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	1,636	1,747,248
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	10	10,743
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)	495	525,423
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)	1,744	1,829,020
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	743	757,518
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	792	852,541
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	767	778,229
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	654	701,023
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	100	106,925
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24 (Call 06/03/24)	795	824,415
Healthpeak Properties Inc.
3.88%, 08/15/24 (Call 05/15/24)	1,506	1,619,432
4.20%, 03/01/24 (Call 12/01/23)	407	438,872
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)(a)	765	816,867
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	912	964,121
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)	1,010	1,035,775
Liberty Property LP, 4.40%, 02/15/24 (Call 11/15/23)	913	998,247
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 03/13/24)	448	478,307
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	1,003	1,075,116
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	970	1,022,496
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)	905	996,767
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	158	171,763
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)(a)	508	549,026
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	714	767,971

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	$900	$947,475
4.65%, 03/15/24 (Call 09/15/23)	890	939,235
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	1,530	1,541,903
3.38%, 10/01/24 (Call 07/01/24)	2,914	3,098,223
3.75%, 02/01/24 (Call 11/01/23)	1,336	1,431,805
UDR Inc., 3.75%, 07/01/24 (Call 04/01/24)	765	817,647
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	1,407	1,486,847
3.75%, 05/01/24 (Call 02/01/24)	490	520,924
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	1,041	1,136,043
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)(a)	1,831	1,945,859
4.50%, 01/15/24 (Call 10/15/23)	951	1,036,010
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	902	978,850

		42,037,033

Retail — 2.9%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	425	444,614
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)(a)	616	647,151
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	2,081	2,176,310
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)(a)	2,395	2,584,205
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)(a)	766	806,920
Macy’s Retail Holdings Inc., 3.63%, 06/01/24 (Call 03/01/24)	915	934,837
McDonald’s Corp., 3.25%, 06/10/24	615	654,790
QVC Inc., 4.85%, 04/01/24	1,442	1,505,087
Target Corp., 3.50%, 07/01/24	2,567	2,779,933
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)(a)	3,314	3,511,349
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	2,362	2,465,101
2.85%, 07/08/24 (Call 06/08/24)	2,375	2,491,304
3.30%, 04/22/24 (Call 01/22/24)	3,234	3,438,938

		24,440,539

Semiconductors — 2.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	4,111	4,302,408
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(b)	3,903	4,109,469
Intel Corp., 2.88%, 05/11/24 (Call 03/11/24)(a)	3,664	3,843,976
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	2,836	3,160,268
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	1,539	1,678,187
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(b)	1,774	1,952,624
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)	3,530	3,677,519
Texas Instruments Inc., 2.63%, 05/15/24 (Call 03/15/24)	90	93,439
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	1,762	1,827,934

		24,645,824

Software — 2.1%
Fidelity National Information Services Inc., 3.88%, 06/05/24 (Call 03/05/24)(a)	502	540,850
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	3,098	3,193,945
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)	4,367	4,582,162
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)	3,979	4,187,977
3.40%, 07/08/24 (Call 04/08/24)	4,487	4,784,847

		17,289,781

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 2.5%
AT&T Inc.
3.55%, 06/01/24 (Call 03/01/24)	$1,188	$1,260,017
3.80%, 03/01/24 (Call 01/01/24)(a)	1,564	1,673,011
3.90%, 03/11/24 (Call 12/11/23)(a)	1,557	1,670,194
4.45%, 04/01/24 (Call 01/01/24)	2,560	2,799,309
Cisco Systems Inc., 3.63%, 03/04/24	2,361	2,550,919
Juniper Networks Inc., 4.50%, 03/15/24(a)	1,188	1,299,280
Motorola Solutions Inc., 4.00%, 09/01/24(a)	962	1,034,217
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	3,581	3,837,507
4.15%, 03/15/24 (Call 12/15/23)	1,121	1,218,471
Vodafone Group PLC, 3.75%, 01/16/24	3,529	3,764,772

		21,107,697

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	588	602,818

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 12/01/23)	1,820	1,948,292
3.75%, 04/01/24 (Call 01/01/24)	872	938,970
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	640	670,714
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)(a)	1,678	1,793,178
FedEx Corp., 4.00%, 01/15/24(a)	1,786	1,934,417
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)	679	729,076
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)(a)	1,005	1,024,999
3.65%, 03/18/24 (Call 02/18/24)	1,104	1,174,005
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)	1,582	1,664,153
3.65%, 02/15/24 (Call 11/15/23)	882	940,926
3.75%, 03/15/24 (Call 12/15/23)(a)	966	1,034,837
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	878	895,586
2.80%, 11/15/24 (Call 09/15/24)	955	1,001,442

		15,750,595

Trucking & Leasing — 0.0%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	421	454,356

Security	Par/ Shares (000)	Value

Water — 0.1%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	$996	$1,068,638

Total Corporate Bonds & Notes — 98.7% (Cost: $789,879,329)		824,038,458

Short-Term Investments

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(e)(f)(g)	35,538	35,559,047
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(e)(f)	3,388	3,388,000

		38,947,047

Total Short-Term Investments — 4.7% (Cost: $38,934,271)		38,947,047

Total Investments in Securities — 103.4% (Cost: $828,813,600)		862,985,505

Other Assets, Less Liabilities — (3.4)%		(28,640,061)

Net Assets — 100.0%		$834,345,444

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,532	6	35,538	$35,559,047	$29,296	(b)	$9		$4,356
BlackRock Cash Funds: Treasury, SL Agency Shares	984	2,404	3,388	3,388,000	5,922		—		—

				$38,947,047	$35,218		$9		$4,356

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$824,038,458	$—	$824,038,458
Money Market Funds	38,947,047	—	—	38,947,047

	$38,947,047	$824,038,458	$—	$862,985,505